CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 61,945	385,922	273,746
Term deposits	14,772	92,028	98,163
Short-term investments	3,784	23,575	34,648
Accounts receivable	5,605	34,917	31,478
Prepaid expenses and other current assets	3,763	23,455	22,725
Amounts due from related party-current	41,762	260,184	238,016
Deferred tax assets-current	1,536	9,571	5,697
Total current assets	133,167	829,652	704,473
Property and equipment, net	38,292	238,563	239,210
Amounts due from related party - non-current	6,739	41,979
Land use rights	4,181	26,049	26,657
Deposits paid for acquisition of property and equipment	622	3,873	17,902
Deferred tax assets - non-current	335	2,085	8,217
Long-term investments	129	801
Rental deposits	240	1,497	2,213
Acquired intangible assets, net	8,748	54,499	63,638
Goodwill	6,943	43,255	43,255
Total assets	199,396	1,242,253	1,105,565
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIE without recourse to the Group of RMB1,975 and RMB2,007 as of December 31, 2011and 2012, respectively)	385	2,401	2,239
Deferred revenues - current (including deferred revenue of the consolidated VIE without recourse to the Group of RMB20,525 and RMB23,518 as of December 31, 2011 and 2012, respectively)	21,537	134,175	125,332
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Group of RMB18,644 and RMB22,113 as of December 31, 2011 and 2012, respectively)	18,228	113,558	91,980
Amounts due to related parties (including amounts due to related parties of the consolidated VIE without recourse to the Group of RMB1,953 and RMB1,926 as of December 31, 2011 and 2012, respectively)	5,699	35,507	13,146
Income taxes payable (including income taxes payable of the consolidated VIE without recourse to the Group of RMB8,893 and RMB10,004 as of December 31, 2011 and 2012, respectively)	7,912	49,294	51,448
Other taxes payable (including other taxes payable of the consolidated VIE without recourse to the Group of RMB3,047 and RMB4,442 as of December 31, 2011 and 2012, respectively)	4,381	27,294	21,970
Total current liabilities	58,142	362,229	306,115
Deferred revenues - non-current (including deferred revenue of the consolidated VIE without recourse to the Group of RMB33 and RMB29 as of December 31, 2011 and 2012, respectively)	1,710	10,654	12,059
Deferred tax liabilities-non-current (including deferred taxes liabilities of the consolidated VIE without recourse to the Group of RMB1,017 and RMB978 as of December 31, 2011 and 2012, respectively)	2,163	13,473	9,243
Unrecognized tax benefit (including unrecognized tax benefit of the consolidated VIE without recourse to the Group of RMB2,364 and RMB3,555 as of December 31, 2011 and 2012, respectively)	1,412	8,795	6,089
Total liabilities	63,427	395,151	333,506
Commitments (Note 20)
ChinaEdu Corporation shareholders' equity:
Ordinary shares (RMB0.08 (US$0.01) par value; 100,000,000 shares authorized; 53,804,980 and 47,215,888 shares issued and outstanding, respectively as of December 31, 2011; 53,428,219 and 47,676,331 shares issued and outstanding, respectively as of December 31, 2012)	653	4,070	4,041
Additional paid-in capital	109,507	682,239	673,516
Statutory reserves	6,577	40,976	36,635
Accumulated deficits	(7,416)	(46,200)	(79,830)
Accumulated other comprehensive loss	(4,958)	(30,894)	(29,556)
Total ChinaEdu Corporation shareholders' equity	104,363	650,191	604,806
Noncontrolling interests	31,606	196,911	167,253
Total equity	135,969	847,102	772,059
Total liabilities and equity	$ 199,396	1,242,253	1,105,565